UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II


                       HAMBRECHT SMALL CAP TECHNOLOGY FUND


  ANNUAL REPORT                                                  JULY 31, 2007
--------------------------------------------------------------------------------



                                [LOGO OMITTED]
                             ---------------------
                                WR HAMBRECHT+CO
                             ASSET MANAGEMENT, LLC
                             ---------------------




                                                           INVESTMENT ADVISER:
                                                           W.R. HAMBRECHT + CO.
                                                           ASSET MANAGEMENT, LLC

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2007
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Letter to Shareholders....................................................     1

Top Ten Common Stock Holdings.............................................     4

Schedule of Investments...................................................     5

Statement of Assets and Liabilities.......................................     8

Statement of Operations...................................................     9

Statement of Changes in Net Assets........................................    10

Financial Highlights......................................................    11

Notes to Financial Statements.............................................    12

Report of Independent Registered Public Accounting Firm...................    19

Trustees and Officers of The Advisors' Inner Circle Fund II...............    20

Disclosure of Fund Expenses...............................................    28
--------------------------------------------------------------------------------




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-241-4294; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
Dear Shareholders,

This Annual Report covers the fiscal year ended July 31, 2007 which is the Fund's second fiscal year since inception on August 31, 2005. The Fund's net asset value (NAV) closed at $11.85. There were no distributions in the current year. The Fund ended its second fiscal year with $784,495 in Net Assets.

COMMENTARY

The Fund's six-month and twelve-month total returns were 2.86% and 17.21%, respectively. The Lipper Science and Technology Funds Index returned 27.32% for the fiscal year and the broad market represented by the S&P 500 Index returned 16.13% on a total return basis. The NASDAQ Composite Index and the Russell 2000 Index returned 22.67% and 12.12%, respectively, on a total return basis during this same period.

Following an internal strategic review of the Adviser's Fund product offerings, we have concluded that the future investment required to market and support the Hambrecht Small Cap Technology Fund would surpass our financial capabilities. As a result, we sought approval from the Fund's Board of Trustees at the August 7, 2007 board meeting to dissolve the Fund. Approval was granted, and we are now working through the process towards an orderly dissolution of the Fund.

We extend our appreciation to our investors for their support over the past two years.


Very Truly Yours,

/s/Robert F. Raney III                       /s/John McPherson Young

Robert F. Raney III                          John McPherson Young
President & Co-Portfolio Manager             Co-Portfolio Manager
WR Hambrecht + Co.                           WR Hambrecht + Co.
Asset Management, LLC                        Asset Management, LLC

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------

THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX COMPRISED OF 2,000 STOCKS OF U.S. COMPANIES WITH SMALL MARKET CAPITALIZATION.

THE NASDAQ COMPOSITE INDEX IS A MARKET CAPITALIZATION PRICE-ONLY INDEX THAT TRACKS THE PERFORMANCE OF DOMESTIC COMMON STOCKS TRADED ON THE REGULAR NASDAQ MARKET, AS WELL AS NATIONAL MARKET SYSTEM TRADED FOREIGN COMMON STOCKS AND ADRS.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE "500" IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE.

THE LIPPER SCIENCE & TECHNOLOGY INDEX IS THE COMPOSITE PERFORMANCE OF THE 30 LARGEST SCIENCE AND TECHNOLOGY MUTUAL FUNDS, AS CATEGORIZED BY LIPPER ANALYTICAL SERVICES, INC.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT
--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURN**
       FOR PERIOD ENDED JULY 31, 2007
----------------- ---------------------
       1 Year       Inception to date
----------------- ---------------------
       17.21%            10.55%
----------------- ---------------------

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOW:

           HAMBRECHT SMALL CAP        NASDAQ COMPOSITE
             TECHNOLOGY FUND                INDEX
08/31/05*       $10,000                    $10,000
07/31/06         10,339                      9,790
07/31/07         12,118                     12,010


 *COMMENCEMENT OF OPERATIONS.

**IF THE ADVISER  AND/OR  FUND'S  SERVICE  PROVIDERS  HAD NOT  LIMITED  CERTAIN
  EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BECONSIDERED AS A REPRESENTATION
     OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
 IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2007
--------------------------------------------------------------------------------
                         TOP TEN COMMON STOCK HOLDINGS*
--------------------------------------------------------------------------------
               Powell Industries...........................    3.26%

               Iomega  ....................................    2.95%

               Super Micro Computer........................    2.61%

               Hypercom....................................    2.56%

               Silicon Storage Technology..................    2.37%

               Silicon Graphics............................    2.31%

               NCI, Cl A...................................    2.27%

               Emageon.....................................    2.23%

               Ciber.......................................    2.21%

               Cray........................................    2.20%
--------------------------------------------------------------------------------
*PERCENTAGES BASED ON TOTAL INVESTMENTS. SHORT-TERM INVESTMENTS ARE NOT SHOWN IN
 THE TOP TEN CHART.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INDUSTRY WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------
[BAR GRAPH OMITTED]
22.7% Computers & Services
19.4% Communications Equipment
19.2% Electronics
11.5% Semiconductors
11.0% Computer Software
6.8%  Electrical Equipment & Services
5.7%  Money Markets
3.7%  Measuring Devices

+ Percentages based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.0%
--------------------------------------------------------------------------------

                                                            SHARES       VALUE
                                                           ---------   ---------
   COMMUNICATIONS EQUIPMENT -- 20.3%
      Applied Signal Technology ........................     1,100     $ 16,016
      Audiovox, Cl A* ..................................       700        7,084
      Avici Systems ....................................     1,200       12,276
      Brightpoint* .....................................       700        9,191
      CalAmp* ..........................................     1,500        6,915
      EFJ* .............................................       500        2,720
      EMS Technologies* ................................       560       12,303
      EndWave* .........................................     1,100       10,285
      Hypercom* ........................................     4,100       21,074
      KVH Industries* ..................................     1,400       12,348
      Radyne* ..........................................     1,300       14,521
      Seachange International* .........................       900        6,282
      Tessco Technologies* .............................       400        8,000
      Tollgrade Communications* ........................       400        4,128
      Westell Technologies, Cl A* ......................     6,400       16,448
                                                                       --------
                                                                        159,591
                                                                       --------
   COMPUTER SOFTWARE -- 11.5%
      Accelrys* ........................................       800        5,328
      Bell Microproducts* ..............................     1,500        9,420
      Captaris* ........................................     2,000       10,260
      Earthlink* .......................................     1,200        8,340
      Emageon* .........................................     2,000       18,380
      Pervasive Software* ..............................     2,300       11,477
      QAD ..............................................       300        2,430
      Quadramed* .......................................     5,100       14,790
      SYNNEX* ..........................................       500       10,160
                                                                       --------
                                                                         90,585
                                                                       --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES       VALUE
                                                           ---------   ---------
   COMPUTERS & SERVICES -- 23.9%
      Adaptec* .........................................       200     $    700
      Ciber* ...........................................     2,400       18,216
      Computer Horizons* ...............................     2,845        2,162
      Cray* ............................................     2,500       18,125
      Dynamics Research* ...............................     1,000       13,070
      Edgewater Technology* ............................     1,500       12,690
      Iomega* ..........................................     4,600       24,334
      NCI, Cl A* .......................................     1,200       18,708
      Pomeroy IT Solutions* ............................     1,000       10,390
      Rackable Systems* ................................       200        2,420
      Silicon Graphics* ................................       800       19,056
      STEC* ............................................       100          735
      Super Micro Computer* ............................     2,400       21,480
      TechTeam Global* .................................     1,100       12,804
      Tier Technologies, Cl B* .........................     1,300       12,207
                                                                       --------
                                                                        187,097
                                                                       --------
   ELECTRICAL EQUIPMENT & SERVICES -- 7.2%
      LaBarge* .........................................     1,400       16,870
      Powell Industries* ...............................       800       26,888
      SL Industries* ...................................       700       12,411
                                                                       --------
                                                                         56,169
                                                                       --------
   ELECTRONICS -- 20.2%
      Agilysys .........................................       500        9,605
      Cherokee International* ..........................       800        3,760
      CTS ..............................................       800       10,192
      DDi* .............................................     1,800       13,590
      Gerber Scientific* ...............................       900        9,342
      GSI Group* .......................................     1,000       10,800
      GTSI* ............................................       700        9,170
      Mercury Computer Systems* ........................       100        1,093
      Merix* ...........................................     1,400       10,542
      Multi-Fineline Electronix* .......................       700        9,982
      NU Horizons Electronics* .........................       800        8,296
      OSI Systems* .....................................       100        2,476
      PAR Technology* ..................................     1,300       11,037
      Planar Systems* ..................................     1,200        8,940
      Plexus* ..........................................       600       14,550
      Scansource* ......................................       300        8,049
      Sypris Solutions .................................     1,900       17,043
                                                                       --------
                                                                        158,467
                                                                       --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES       VALUE
                                                           ---------   ---------
MEASURING DEVICES -- 3.9%
      Cyberoptics* .....................................       800     $  9,984
      Keithley Instruments .............................       800        8,640
      LeCroy* ..........................................     1,300       11,934
                                                                       --------
                                                                         30,558
                                                                       --------
SEMICONDUCTORS -- 12.0%
      Asyst Technologies* ..............................     1,700       11,356
      Aviza Technology* ................................     2,000        9,200
      California Micro Devices* ........................     1,800        8,064
      Credence Systems* ................................     3,200       11,360
      Richardson Electronics ...........................     1,000        8,350
      Silicon Storage Technology* ......................     5,400       19,548
      Ultra Clean Holdings* ............................       800       11,256
      White Electronic Designs* ........................     2,600       15,132
                                                                       --------
                                                                         94,266
                                                                       --------
      TOTAL COMMON STOCK
        (Cost $766,584).................................                776,733
                                                                       --------
--------------------------------------------------------------------------------
MONEY MARKETS -- 6.0%
--------------------------------------------------------------------------------
      Evergreen Institutional Government
         Money Market Fund, Cl I, 5.180%+ ..............    23,435       23,435
      Evergreen Institutional Treasury
         Money Market Fund, Cl I, 5.190%+ ..............    23,435       23,435
                                                                       --------
      TOTAL MONEY MARKETS
         (Cost $46,870).................................                 46,870
                                                                       --------
      TOTAL INVESTMENTS -- 105.0%
         (Cost $813,454)................................               $823,603
                                                                       ========
PERCENTAGES ARE BASED ON NET ASSETS OF $784,495.
+   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.
*   NON-INCOME PRODUCING SECURITY
CL  CLASS



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

      ASSETS:
      Investments at Value (Cost $813,454).........................   $823,603
      Receivable Due from Adviser..................................     20,019
      Receivable for Dividends and Interest........................        113
      Prepaid Expenses.............................................      2,078
                                                                      --------
         TOTAL ASSETS..............................................    845,813
                                                                      --------
      LIABILITIES:
      Payable Due to Administrator.................................     10,447
      Payable Due to Trustees......................................      1,721
      Chief Compliance Officer Fees Payable........................      2,545
      Other Accrued Expenses.......................................     46,605
                                                                      --------
         TOTAL LIABILITIES.........................................     61,318
                                                                      --------
      NET ASSETS...................................................   $784,495
                                                                      ========
      NET ASSETS CONSIST OF:
      Paid-in Capital..............................................   $699,269
      Accumulated Net Realized Gain on Investments.................     75,077
      Unrealized Appreciation on Investments.......................     10,149
                                                                      --------
      NET ASSETS...................................................   $784,495
                                                                      ========
      Net Asset Value, Offering and Redemption Price Per Share
         ($784,495 / 66,179 shares)................................   $  11.85
                                                                      ========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             FOR THE YEAR ENDED
                                                             JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


INVESTMENT INCOME
Dividend Income...................................................... $   4,332
                                                                      ---------
   TOTAL INCOME......................................................     4,332
                                                                      ---------
EXPENSES
Administration Fees .................................................   123,000
Transfer Agent Fees .................................................    48,572
Chief Compliance Officer Fees........................................    10,553
Trustees' Fees  .....................................................     7,663
Investment Advisory Fees  ...........................................     7,130
Shareholder Servicing Fees...........................................     2,097
Legal Fees...........................................................    32,158
Audit Fees...........................................................    19,908
Printing Fees .......................................................    14,714
Offering Costs.......................................................     4,621
Registration and Filing Fees ........................................     2,748
Custodian Fees ......................................................       572
Other Expenses ......................................................     7,215
                                                                      ---------
   TOTAL EXPENSES....................................................   280,951
                                                                      ---------
Less: Waiver of Investment Advisory Fees.............................    (7,130)
      Reimbursement by Investment Adviser............................  (263,003)
      Fees Paid Indirectly (See Note 4)..............................      (331)
                                                                      ---------
NET EXPENSES.........................................................    10,487
                                                                      ---------
NET INVESTMENT LOSS..................................................    (6,155)
                                                                      ---------
NET REALIZED GAIN ON INVESTMENTS.....................................    76,112
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS..    63,842
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS......................   139,954
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................. $ 133,799
                                                                      =========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR          PERIOD
                                                                    ENDED          ENDED
                                                                  JULY 31,       JULY 31,
                                                                    2007           2006*
                                                                  --------       --------
OPERATIONS:
     Net Investment Loss.....................................     $ (6,155)      $ (4,552)
     Net Realized Gain (Loss) on Investments.................       76,112         (1,035)
     Net Change in Unrealized Appreciation
       (Depreciation) on Investments.........................       63,842        (53,693)
                                                                  --------       --------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING
        FROM OPERATIONS......................................      133,799        (59,280)
                                                                  --------       --------
DIVIDENDS AND DISTRIBUTIONS FROM:
     Tax Return of Capital...................................           --         (9,890)
                                                                  --------       --------
CAPITAL SHARE TRANSACTIONS:
     Issued..................................................      118,886        903,126
     Reinvestment of Distributions...........................           --          9,890
     Redeemed................................................     (300,671)       (11,365)
                                                                  --------       --------
     NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS ..........................     (181,785)       901,651
                                                                  --------       --------
       TOTAL INCREASE (DECREASE) IN NET ASSETS...............      (47,986)       832,481
                                                                  --------       --------
NET ASSETS:
     Beginning of Period.....................................      832,481             --
                                                                  --------       --------
     End of Period (including undistributed net investment
        income of $0 and $0, respectively)..................      $784,495       $832,481
                                                                  ========       ========
SHARE TRANSACTIONS:
     Issued..................................................        9,799         82,412
     Reinvestment of Distributions...........................           --            949
     Redeemed................................................      (25,968)        (1,013)
                                                                  --------       --------
     NET INCREASE (DECREASE) IN SHARES OUTSTANDING
        FROM SHARE TRANSACTIONS..............................      (16,169)        82,348
                                                                  ========       ========

* COMMENCED OPERATIONS ON AUGUST 31, 2005.
AMOUNTS DESIGNATED AS "--" ARE $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            YEAR        PERIOD
                                                            ENDED        ENDED
                                                           JULY 31,     JULY 31,
                                                            2007         2006*
                                                           --------     --------
   Net Asset Value, Beginning of Period................     $10.11       $10.00
                                                            ------       ------
   Income (Loss) from Operations:
     Net Investment Loss(1)............................      (0.08)       (0.08)
     Net Realized and Unrealized Gain on Investments...       1.82         0.43(2)
                                                            ------       ------
   Total from Operations...............................       1.74         0.35
                                                            ------       ------
   Dividends and Distributions from:
     Tax Return of Capital............................          --        (0.24)
                                                            ------       ------
   Total Dividends and Distributions...................         --        (0.24)
                                                            ------       ------
   Net Asset Value, End of Period......................     $11.85       $10.11
                                                            ======       ======

   TOTAL RETURN+.......................................      17.21%        3.39%
                                                            ======       ======
   RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)...............     $  784      $   832
   Ratio of Expenses to Average Net Assets
      (including waivers and reimbursements,
      excluding fees paid indirectly)..................       1.29%        1.29%**
   Ratio of Expenses to Average Net Assets
      (including waivers, reimbursements
      and fees paid indirectly)........................       1.25%        1.25%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers, reimbursements
      and fees paid indirectly)........................      33.49%       50.71%**
   Ratio of Net Investment Loss to Average Net Assets        (0.73)%      (0.83)%**
   Portfolio Turnover Rate.............................     138.83%       22.71%***

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  * COMMENCED OPERATIONS ON AUGUST 31, 2005.
 ** ANNUALIZED.
*** NOT ANNUALIZED.
(1) PER SHARE NET INVESTMENT LOSS CALCULATED USING AVERAGE SHARES.
(2) THIS AMOUNT IS INCONSISTENT WITH THE FUND'S AGGREGATE GAINS AND LOSSES BECAUSE OF THE TIMING OF SALES AND REDEMPTIONS OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES FOR THE INVESTMENT PORTFOLIO.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fifteen funds. The financial statements herein are those of the Hambrecht Small Cap Technology Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is long term capital appreciation. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into considerationrelevant information reasonably available to the Committee. As of July 31, 2007, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on August 31, 2005, were expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees were amortized to expense over twelve months. As of July 31, 2007, the offering costs have been fully amortized.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
     REDEMPTION FEES -- The Fund retains redemption fees of 1.00% on redemptions of capital shares held for less than 30 days. Such fees are retained by the Fund for the benefit of the remaining shareholders. For the year ended July 31, 2007, there were no redemption fees retained by the Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICES, TRANSFER AGENT AND CUSTODIAN
   AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.12% on the first $200 million of the Fund's average daily net assets; and 0.10% on the Fund's average daily net assets over $200 million.

The Fund is subject to a minimum annual administration fee of $123,000 and $15,000 per additional class.

The Trust has adopted a Shareholder Services Plan (the "Plan") dated August 9, 2005. Under the Plan, third party service providers that enter into agreements with the Trust, may receive up to 0.25% of the Fund's average net assets as compensation for Shareholder and Administrative services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2007, the Fund earned credits of $331 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
U.S. Bank N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

W.R. Hambrecht + Co. Asset Management, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has contractually agreed to limit the total expenses of the Advisor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.25% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser waives a portion of its advisory fee and/or reimburses certain expenses of the Fund. If at any point during the first three years of Fund operations, it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the Fund's total operating expenses and 1.25%of the average daily net assets to recapture any of its prior waivers or reimbursements. At July 31, 2007, the amount the Adviser may seek asreimbursement of previously waived fees and reimbursed expenses for the Fund was $541,135.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term securities, were $1,183,422 and $1,357,470, respectively, for the year ended July 31, 2007. There were no purchases or sales of U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. Accordingly, permanent book and tax differences resulted in the reclassification of $6,155 to accumulated net investment loss and $(6,155) to additional paid-in capital during the year ended July 31, 2007. The tax character of dividends and distributions declared during the year ended July 31, 2007 and the period ended July 31, 2006, were as follows:

                                           TAX RETURN
                                           OF CAPITAL
                                           ----------
                           2007              $   --
                           2006               9,890

As of July 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed long-term capital gain          $77,564
Unrealized Appreciation                         7,662
                                              -------
Total Distributable Earnings                  $85,226
                                              =======

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at July 31, 2007 were as follows:

                            AGGREGATED       AGGREGATED
                               GROSS            GROSS
            FEDERAL         UNREALIZED       UNREALIZED     NET UNREALIZED
           TAX COST        APPRECIATION     DEPRECIATION     APPRECIATION
           --------        ------------     ------------    --------------
           $815,941           $62,710         $(55,048)         $7,662


8. CONCENTRATIONS/RISKS:

As  its  principal   investment  strategy,   the  Fund  invests,   under  normal
circumstances, at least 80% of its net assets in equity securities of small-cap technology companies.

To the extent that the Fund's investments are focused on issuers conducting business in the technology industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
negatively affect that industry. The prices of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing problems related to bringing products to market and rapid obsolescence of products. Some of the companies involved in the technology industry may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

9. OTHER:

At  July  31,  2007,  65%  of  the  total  shares   outstanding   were  held  by
twoshareholders each owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on January 31, 2008. As of July 31, 2007, the Fund does not anticipate a material impact to the financial statements.

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

11. SUBSEQUENT EVENT:

At a meeting of the Board of Trustees of The Advisors' Inner Circle Fund (the "Board") held on August 7, 2007, the Board approved the liquidation of the Hambrecht Small Cap Technology Fund. On September 6, 2007, long term capital gains were paid out in the amount of $1.3014 per share. The Fund liquidated its operations on September 14, 2007.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Hambrecht Small Cap Technology Fund of The Advisors' Inner Circle Fund II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Hambrecht Small Cap Technology Fund (one of the funds constituting The Advisors' Inner Circle Fund II (the "Trust")) as of July 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period from August 31, 2005 (commencement of operations) through July 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hambrecht Small Cap Technology Fund of The Advisors' Inner Circle Fund II at July 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period from August 31, 2005 (commencement of operations) through July 31, 2006, in conformity with U.S. generally accepted accounting principles.



                                              /s/Ernst & Young LLP


Philadelphia, Pennsylvania
September 20, 2007

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the




                                                 TERM OF
                          POSITION(S)           OFFICE AND
    NAME, ADDRESS,         HELD WITH             LENGTH OF
         AGE 1             THE TRUST           TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER           Chairman            (Since 1991)
60 yrs. old              of the Board
                         of Trustees
















--------------------------------------------------------------------------------

WILLIAM M. DORAN            Trustee            (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old

















--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------


Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-241-4294. The following chart lists Trustees and Officers as of July 31, 2007.

                                                            NUMBER OF
                                                            FUNDS IN
                                                         THE ADVISORS'
                                                      INNER CIRCLE FUND II
        PRINCIPAL OCCUPATION(S)                         OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                                MEMBER            HELD BY BOARD MEMBER 3
-----------------------------------------------------------------------------------------------------------------



 Currently performs various services on behalf                 15     Trustee of The Advisors' Inner Circle
 of SEI Investments for which Mr. Nesher is                           Fund, Bishop Street Funds, SEI Asset
 compensated. Executive Vice President of SEI                         Allocation Trust, SEI Daily Income
 Investments, 1986-1994. Director and                                 Trust, SEI Index Funds, SEI
 Executive Vice President of the Administrator                        Institutional International Trust,
 and the  Distributor,  1981-1994.                                    SEI Institutional Investments Trust,
                                                                      SEI Institutional Managed Trust,
                                                                      SEI Liquid Asset Trust, SEI Tax
                                                                      Exempt Trust, SEI Opportunity
                                                                      Master Fund, L.P., SEI Opportunity
                                                                      Fund, L.P., SEI Global Master Fund,
                                                                      PLC, SEI Global Assets Fund, PLC,
                                                                      SEI GLobal Investments Fund, PLC,
                                                                      SEI Investments Global, Limited, SEI
                                                                      Investments Global Fund Services,
                                                                      Limited, SEI Investments (Europe)
                                                                      Ltd., SEI Investments Unit Trust
                                                                      Management (UK) Limited and
                                                                      SEI Global Nominee Ltd.

-----------------------------------------------------------------------------------------------------------------

 Self Employed Consultant since 2003. Partner,                  15    Director of SEI Investments Company
 Morgan, Lewis & Bockius LLP (law firm) from                          and SEI Investments Distribution Co.,
 1976-2003, counsel to the Trust, SEI Investments,                    SEI Investments Global Fund Services
 the Administrator and the Distributor. Director                      Limited, SEI Investments Global
 of SEI Investments since 1974; Secretary of                          Limited, Trustee of The Advisors'
 SEI Investments since 1978.                                          Inner Circle Fund, Bishop Street
                                                                      Funds, SEI Asset Allocation Trust,
                                                                      SEI Daily Income Trust, SEI Index
                                                                      Funds, SEI Institutional International
                                                                      Trust, SEI Institutional Investments
                                                                      Trust, SEI Institutional Managed
                                                                      Trust, SEI Liquid Asset Trust, SEI
                                                                      Tax Exempt Trust, SEI Investments
                                                                      Global Fund Services Limited,
                                                                      SEI Investments Global, Limited,
                                                                      SEI Investments (Europe), Limited
                                                                      SEI Investments (Asia) Limited and
                                                                      SEI Asset Korea Co., Ltd.
-----------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------



                                                           TERM OF
                                 POSITION(S)              OFFICE AND
    NAME, ADDRESS,                HELD WITH                LENGTH OF
         AGE 1                    THE TRUST               TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS 4                 Trustee                (Since 1993)
78 yrs. old





--------------------------------------------------------------------------------
JAMES M. STOREY                    Trustee                (Since 1994)
76 yrs. old









--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.            Trustee                (Since 1999)
64 yrs. old











--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

4  Served as a trustee until August 26, 2007.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------


                                                              NUMBER OF
                                                              FUNDS IN
                                                           THE ADVISORS'
                                                        INNER CIRCLE FUND II
          PRINCIPAL OCCUPATION(S)                         OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                                MEMBER            HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------------



    Private investor from 1987 to present. Vice                  15     Trustee of The Advisors' Inner Circle
    President and Chief Financial officer, Western                      Fund and the Bishop Street Funds.
    Company of North America (petroleum service
    company), 1980-1986. President of Gene Peters
    and Associates (import company), 1978-1980.
    President and Chief Executive Officer of Jos.
    Schlitz Brewing Company before 1978.
---------------------------------------------------------------------------------------------------------------

    Attorney, Solo Practitioner since 1994. Partner,             15     Trustee of The Advisors' Inner Circle
    Dechert,  September  1987-December  1993.                           Fund,  Bishop Street Funds, SEI
                                                                        Asset Allocation Trust, SEI Daily
                                                                        Income Trust, SEI Index Funds,
                                                                        SEI Institutional International Trust,
                                                                        SEI Institutional Investments Trust,
                                                                        SEI Institutional Managed Trust, SEI
                                                                        Liquid Asset Trust, SEI Tax Exempt
                                                                        Trust and U.S. Charitable Gift Trust.
---------------------------------------------------------------------------------------------------------------

    Chief Executive Officer, Newfound                            15     Trustee, State Street Navigator
    Consultants, Inc. since April 1997. General                         Securities Lending Trust, since 1995.
    Partner, Teton Partners, L.P., June 1991-                           Trustee of The Advisors' Inner Circle
    December 1996; Chief Financial Officer,                             Fund, Bishop Street Funds, SEI
    Nobel Partners, L.P., March 1991-December                           Asset Allocation Trust, SEI Daily
    1996; Treasurer and Clerk, Peak Asset                               Income Trust, SEI Index Funds, SEI
    Management, Inc., since 1991.                                       Institutional International Trust, SEI
                                                                        Institutional Investments Trust, SEI
                                                                        Institutional Managed Trust, SEI
                                                                        Liquid Asset Trust, SEI Tax Exempt
                                                                        Trust, SEI Opportunity Master Fund,
                                                                        L.P., and the SEI Opportunity
                                                                        Fund, L.P.
---------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------





                                                           TERM OF
                                  POSITION(S)             OFFICE AND
    NAME, ADDRESS,                 HELD WITH               LENGTH OF
         AGE 1                     THE TRUST              TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

BETTY L. KRIKONIAN                  Trustee              (Since 2005)
64 yrs. old



--------------------------------------------------------------------------------
CHARLES E. CARLBOM                  Trustee              (Since 2005)
72 yrs. old


--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                 Trustee              (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA                 President             (Since 2003)
44 yrs. old




--------------------------------------------------------------------------------
MICHAEL LAWSON               Controller and Chief        (Since 2005)
46 yrs. old                   Financial Officer



--------------------------------------------------------------------------------
JAMES NDIAYE                  Vice President and         (Since 2004)
38 yrs. old                        Secretary




--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee/officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------



                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                             INNER CIRCLE FUND II
      PRINCIPAL OCCUPATION(S)                  OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                        MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------------




  Self-Employed Legal and Financial Services          15     Trustee of The Advisors' Inner Circle
  Consultant since 2003. Counsel to State Street             Fund and the Bishop Street Funds.
  Bank Global Securities and Cash Operations
  from 1995 to 2003.

--------------------------------------------------------------------------------------------------------

  Self-Employed Business Consultant, Business         15     Trustee of The Advisors' Inner Circle
  Project Inc. since 1997. CEO and President,                Fund, Bishop Street Funds, Oregon
  United Grocers Inc. from 1997 to 2000.                     Trust Co. and O.T. Logistics, Inc.

--------------------------------------------------------------------------------------------------------

  Retired.                                            15     Director, Federal Agricultural
                                                             Mortgage Corporation. Trustee of
                                                             The Advisors' Inner Circle Fund and
                                                             the Bishop Street Funds.
--------------------------------------------------------------------------------------------------------




  Senior Operations Officer, SEI Investments,         N/A                     N/A
  Fund Accounting and Administration (1996-
  present); Assistant Chief Accountant of the U.S.
  Securities and Exchange Commission's Division
  of Investment Management (1993-1996).

--------------------------------------------------------------------------------------------------------

  Director, SEI Investments, Fund Accounting          N/A                     N/A
  since July 2005. Manager, SEI Investments
  AVP from April 1995 to February 1998 and
  November 1998 to July 2005.

--------------------------------------------------------------------------------------------------------

  Employed by SEI Investments Company                 N/A                     N/A
  since 2004. Vice President, Deutsche Asset
  Management from 2003-2004. Associate,
  Morgan, Lewis & Bockius LLP from 2000-2003.
  Counsel, Assistant Vice President, ING Variable
  Annuities Group from 1999-2000.
--------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------


                                                                TERM OF
                                    POSITION(S)                OFFICE AND
    NAME, ADDRESS,                   HELD WITH                  LENGTH OF
         AGE 1                       THE TRUST                 TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

TIMOTHY D. BARTO             Assistant Vice President         (Since 2000)
39 yrs. old                   and Assistant Secretary




--------------------------------------------------------------------------------

RUSSELL EMERY                    Chief Compliance             (Since 2006)
44 yrs. old                           Officer




--------------------------------------------------------------------------------

SOFIA ROSALA                 Assistant Vice President         (Since 2000)
33 yrs. old                   and Assistant Secretary





--------------------------------------------------------------------------------

NICOLE WELCH                        AML Officer               (Since 2005)
29 yrs. old






--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------


                                                     NUMBER OF
                                                     FUNDS IN
                                                  THE ADVISORS'
                                               INNER CIRCLE FUND II
      PRINCIPAL OCCUPATION(S)                    OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                           MEMBER             HELD BY BOARD MEMBER
--------------------------------------------------------------------------------------------------------



  General Counsel, Vice President and Assistant         N/A                      N/A
  Secretary of SEI Investments Global Funds
  Services since 1999; Associate, Dechert (law firm)
  from 1997-1999; Associate, Richter, Miller & Finn
  (law firm) from 1994-1997.

--------------------------------------------------------------------------------------------------------

  Director of Investment Product Management             N/A                      N/A
  and Development at SEI Investments since
  February 2003. Senior Investment Analyst,
  Equity team at SEI Investments from
  March 2000 to February 2003.

--------------------------------------------------------------------------------------------------------

  Vice President and Assistant Secretary of SEI         N/A                      N/A
  Investments Management Corp. and SEI Global
  Funds Services since 2005. Compliance Officer
  of SEI Investments from 2001-2004. Account
  and Product Consultant SEI Private Trust
  Company, 19998-2001.

--------------------------------------------------------------------------------------------------------

  Assistant Vice President and AML Compliance           N/A                      N/A
  Officer of SEI Investments since January 2005.
  Compliance Analyst at TD Waterhouse from
  January 2004 to November 2004. Senior
  Compliance Analyst at UBS Financial Services
  from October 2002 to January 2004. Knowledge
  Management Analyst at PricewaterhouseCoopers
  Consulting from September 2000 to October 2002.
--------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                 HAMBRECHT SMALL CAP
                                                   TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                 HAMBRECHT SMALL CAP
                                                   TECHNOLOGY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

---------------------------------------------------------------------------------------
                                     BEGINNING     ENDING                    EXPENSE
                                     ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                       VALUE        VALUE        EXPENSE     DURING
                                     02/01/07     07/31/07        RATIO      PERIOD*
---------------------------------------------------------------------------------------
HAMBRECHT SMALL CAP TECHNOLOGY FUND
---------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN             $1,000.00     $1,028.60       1.25%        $6.29
HYPOTHETICAL 5% RETURN               1,000.00      1,018.60       1.25          6.26
---------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

                       HAMBRECHT SMALL CAP TECHNOLOGY FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  800-241-4294

                                    ADVISER:
                           W.R. Hambrecht + Co. Asset
                                Management, LLC
                                539 Bryant Street
                                    Suite 100
                          San Francisco, CA 94107-1269

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



              This information must be preceded or accompanied by a
                        current prospectus for the Fund.


WRH-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


--------------------- ----------------------------------------------------- -----------------------------------------------------
                                              2007                                                   2006
--------------------- ----------------------------------------------------- -----------------------------------------------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were pre-         did not require                     were pre-         did not require
                                        approved          pre-approval                        approved          pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $93,050             N/A               N/A             $70,000             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related       N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees            N/A               N/A               N/A               N/A               N/A               N/A

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other           N/A               N/A               N/A               N/A               N/A               N/A
        Fees (1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


Notes:
   (1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2007             2006
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                0.00%             0.00%

                ---------------------------- ----------------- ----------------
                Tax Fees                          0.00%             0.00%

                ---------------------------- ----------------- ----------------
                All Other Fees                    0.00%             0.00%

                ---------------------------- ----------------- ----------------

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)*                /s/ James F. Volk
                                         ---------------------------------------
                                         James F. Volk
                                         President

Date: October 3, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ James F. Volk
                                         ---------------------------------------
                                         James F. Volk
                                         President

Date: October 3, 2007


By (Signature and Title)*                /s/ Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson
                                         Controller & CFO

Date: October 3, 2007

* Print the name and title of each signing officer under his or her signature.